PIMCO Variable Insurance Trust

Supplement Dated January 2, 2015 to the Administrative Class Prospectus,

Institutional Class Prospectus, and Advisor Class and Class M Prospectus, each dated April 30, 2014,

each as supplemented from time to time (the “Prospectuses”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio and

PIMCO Real Return Portfolio (the “Portfolios”)

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio will be jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO CommodityRealReturn® Strategy Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Each of Messrs. Johnson and Banet is an Executive Vice President of PIMCO, and each has managed the Portfolio since January 2015.

In addition, effective immediately, the PIMCO Real Return Portfolio’s portfolio will be jointly managed by Mihir Worah and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Mr. Banet is an Executive Vice President of PIMCO, and he has managed the Portfolio since January 2015.

In addition, effective immediately, disclosure concerning the Portfolios’ portfolio managers in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy PIMCO Real Return	Jeremie Banet	1/15 1/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

PIMCO CommodityRealReturn® Strategy	Nicholas J. Johnson	1/15

Executive Vice President, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy PIMCO Global Multi-Asset Managed Allocation** PIMCO Global Multi-Asset Managed Volatility** PIMCO Real Return PIMCO Total Return	Mihir Worah	12/07 1/14 1/14 12/07 9/14

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

**

Mr. Worah is responsible for overall portfolio construction for the PIMCO Global Multi-Asset Managed Allocation Portfolio and PIMCO Global Multi-Asset Managed Volatility Portfolio. Mr. Mewbourne focuses on developing alpha strategies, and Dr. Bhansali focuses on developing risk management strategies.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP1_010215

PIMCO Variable Insurance Trust

Supplement Dated January 2, 2015 to the PIMCO CommodityRealReturn® Strategy Portfolio

Administrative Class Prospectus, PIMCO CommodityRealReturn® Strategy Portfolio Institutional Class

Prospectus and PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class Prospectus,

each dated April 30, 2014, and PIMCO CommodityRealReturn® Strategy Portfolio Class M Prospectus,

dated November 7, 2014, each as supplemented from time to time (the “Prospectuses”)

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio will be jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO CommodityRealReturn® Strategy Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Each of Messrs. Johnson and Banet is an Executive Vice President of PIMCO, and each has managed the Portfolio since January 2015.

In addition, effective immediately, disclosure concerning the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO CommodityRealReturn® Strategy Portfolio	Jeremie Banet	1/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

	Nicholas J. Johnson	1/15

Executive Vice President, PIMCO. He joined PIMCO in 2004 and previously managed the portfolio analyst group. Prior to joining PIMCO, he worked at NASA’s Jet Propulsion Laboratory, developing Mars missions and new methods of autonomous navigation.

	Mihir Worah	12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP2_010215

PIMCO Variable Insurance Trust

Supplement Dated January 2, 2015 to the PIMCO Real Return Portfolio Administrative Class

Prospectus, PIMCO Real Return Portfolio Institutional Class Prospectus and

PIMCO Real Return Portfolio Advisor Class Prospectus,

each dated April 30, 2014, each as supplemented from time to time (the “Prospectuses”)

Effective immediately, the PIMCO Real Return Portfolio’s portfolio will be jointly managed by Mihir Worah and Jeremie Banet. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Real Return Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly managed by Mihir Worah and Jeremie Banet. Mr. Worah is CIO Real Return and Asset Allocation and Managing Director of PIMCO, and he has managed the Portfolio since December 2007. Mr. Banet is an Executive Vice President of PIMCO, and he has managed the Portfolio since January 2015.

In addition, effective immediately, disclosure concerning the PIMCO Real Return Portfolio’s portfolio managers in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager(s)	Since	Recent Professional Experience
PIMCO Real Return Portfolio	Jeremie Banet	1/15

Executive Vice President, PIMCO. Mr. Banet first joined PIMCO in 2011 and rejoined the firm in 2014. He is a portfolio manager on the real return team. Prior to joining PIMCO, he worked on U.S. inflation trading at Nomura. Previously he was with BNP Paribas, most recently as head of U.S. inflation trading. Mr. Banet holds a Masters in Applied Economics.

	Mihir Worah	12/07

CIO Real Return and Asset Allocation and Managing Director, PIMCO. Mr. Worah is a portfolio manager and head of the real return and multi-asset portfolio management teams. Prior to joining PIMCO in 2001, he was a postdoctoral research associate at the University of California, Berkeley, and the Stanford Linear Accelerator Center, where he built models to explain the difference between matter and anti-matter. In 2012 he co-authored “Intelligent Commodity Indexing,” published by McGraw-Hill. He has 12 years of investment experience and holds a Ph.D. in theoretical physics from the University of Chicago.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_010215

PIMCO Variable Insurance Trust

Supplement dated January 2, 2015 to the

Statement of Additional Information dated April 30, 2014, as supplemented (the “SAI”)

Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio and

PIMCO Real Return Portfolio (the “Portfolios”)

Effective immediately, the PIMCO CommodityRealReturn® Strategy Portfolio’s portfolio will be jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet. In addition, effective immediately, the PIMCO Real Return Portfolio’s portfolio will be jointly managed by Mihir Worah and Jeremie Banet. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI, and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $ millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $ millions)
Banet[3]
Registered Investment Companies	0	0.00	0	0.00
Other Pooled Investment Vehicles	0	0.00	0	0.00
Other Accounts	0	0.00	0	0.00

Johnson[11]
Registered Investment Companies	2	6,355.91	0	0.00
Other Pooled Investment Vehicles	6	1,582.39	0	0.00
Other Accounts	10	1,621.04	1	43.68

[3]

Effective January 2, 2015, Mr. Banet co-manages the PIMCO CommodityRealReturn® Strategy Portfolio ($620 million, as of December 31, 2013) and the PIMCO Real Return Portfolio ($3,279.8 million, as of December 31, 2013).

[11]	Effective January 2, 2015, Mr. Johnson co-manages the PIMCO CommodityRealReturn® Strategy Portfolio ($620 million, as of December 31, 2013).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective January 2, 2015, the PIMCO CommodityRealReturn® Strategy Portfolio is jointly managed by Mihir Worah, Nicholas J. Johnson and Jeremie Banet, and the PIMCO Real Return Portfolio is jointly managed by Mihir Worah and Jeremie Banet. Information pertaining to accounts managed by Messrs. Banet and Johnson is as of November 30, 2014.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Banet	PIMCO CommodityRealReturn® Strategy***	None***
	PIMCO Real Return***	None***

Johnson	PIMCO CommodityRealReturn® Strategy***	None***

***	Effective January 2, 2015.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP4_010215